Accounts Payable and Accruals (Details) - Schedule of accounts payable - other - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable - other [Abstract]
Accrued expenses	$ 1,469	$ 660
Employees and related institutions	1,345	698
Government institutions	25
Accounts payable - other	$ 2,839	$ 1,358